First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.6%
	California — 94.9%
$250,000	Atascadero CA Fing Auth Lease Rev, Ser A	5.00%	05/01/44	$272,318
250,000	Atascadero CA Fing Auth Lease Rev, Ser A	5.00%	05/01/45	269,556
1,200,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt, AG	5.00%	09/01/44	1,231,384
1,000,000	Bay Area CA Toll Auth Toll Bridge Rev Sustainable Bond, Ser F-2	5.00%	04/01/44	1,072,405
1,000,000	Bay Area CA Toll Auth Toll Bridge Rev Var, Ser H (a)	3.00%	04/01/59	1,000,000
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/33	100,525
1,250,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,334,500
1,000,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/40	1,104,527
750,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/44	808,301
1,625,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/49	1,702,603
20,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A (Mandatory put 12/01/27)	4.00%	10/01/52	20,254
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	2,116,402
585,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser E (Mandatory put 09/01/32)	5.00%	02/01/55	620,783
925,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bond, Ser A-1 (Mandatory put 08/01/29)	5.00%	12/01/53	967,022
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bonds, Ser C (Mandatory put 10/01/31)	5.25%	01/01/54	1,058,533
455,000	CA Hsg Fin Agy Affordable Hsg Rev Sustainable Bonds, Ser B	4.35%	02/01/43	455,955
372,973	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	386,838
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/56	220,163
310,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (b)	4.50%	07/01/26	310,291
1,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/43	999,955
455,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/40	465,117
250,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/42	252,217
175,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/43	175,820
185,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/44	185,166
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (b)	5.00%	07/01/27	106,829
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (b)	5.00%	07/01/32	201,874
545,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.00%	07/01/40	555,860
450,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	453,222
450,000	CA St Eductnl Facs Auth Rev Art Ctr Clg of Design, Ser A	5.00%	12/01/31	484,883
900,000	CA St Eductnl Facs Auth Rev Ref Loma Linda Univ, Ser A	5.00%	04/01/47	898,511
375,000	CA St Enterprise Dev Auth Chrt Sch Rev Ref The Rocklin Acdmy Proj, Ser A (b)	4.00%	06/01/36	364,177
500,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (b)	5.00%	06/01/34	521,925
750,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (b)	5.00%	06/01/44	755,891

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$2,500,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Vly Wellness Vlg Proj, Ser A	5.25%	11/01/49	$2,670,807
600,000	CA St Enterprise Dev Auth Rev Ref Sage Hill Sch Proj	5.00%	12/01/41	660,846
650,000	CA St Enterprise Dev Auth Stdt Hsg Rev Ref Pomona Properties LLC Proj, Ser A	5.00%	01/15/39	687,200
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/40	543,639
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/41	537,387
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/42	533,790
2,000,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.00%	12/01/44	2,150,545
1,000,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.25%	12/01/49	1,058,056
520,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.00%	11/15/33	571,818
1,000,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.25%	11/15/48	1,030,136
1,000,000	CA St Hlth Facs Fing Auth Rev Kaiser Permanente, Subser A-2	4.00%	11/01/44	930,671
1,240,000	CA St Hlth Facs Fing Auth Rev Ref El Camino Hlth, Ser A	5.00%	02/01/43	1,390,802
1,025,000	CA St Hlth Facs Fing Auth Rev Ref Scripps Hlth, Ser A	5.00%	11/15/42	1,135,195
500,000	CA St Hlth Facs Fing Auth Rev Ref Stanford Hlth Care, Ser A	5.00%	08/15/43	554,211
500,000	CA St Hlth Facs Fing Auth Rev Ref Stanford Hlth Care, Ser A	5.00%	08/15/44	548,262
1,000,000	CA St Hlth Facs Fing Auth Rev Var Ref Rady Childrens Hlth, Ser B-3 (Mandatory put 08/15/36)	5.00%	08/15/65	1,151,278
585,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Sustainable Bond, Ser B	4.00%	11/01/39	588,666
1,410,000	CA St Infra & Econ Dev Bank Rev Adventist Hlth Energy Proj, Ser A	5.00%	07/01/40	1,490,858
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (c)	5.38%	07/01/34	250,150
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (d)	5.38%	07/01/34	250,100
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	452,132
2,000,000	CA St Muni Fin Auth Mf Hsg Rev Gibson Drive Apartments Proj, Ser A	4.45%	12/01/42	2,019,564
1,250,000	CA St Muni Fin Auth Mf Hsg Rev Var Victory Blvd, Ser B (Mandatory put 07/01/29)	3.00%	07/01/31	1,251,800
785,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/27	806,759
85,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	3.00%	08/15/32	81,127
170,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	3.00%	08/15/31	165,040
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	276,596
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	362,752
1,000,000	CA St Muni Fin Auth Mobile Home Park Rev Sustainable Bond Ref Caritas Projs, Ser A	5.00%	08/15/49	1,014,664
1,000,000	CA St Muni Fin Auth Rev Aldersly Proj, Ser A	5.00%	05/15/43	1,079,145
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj	5.00%	11/15/42	1,613,911
500,000	CA St Muni Fin Auth Rev Clay Lacy Aviation Facs John Wayne Arpt Orange Co Proj, AMT (b) (e)	5.00%	01/01/41	501,446
600,000	CA St Muni Fin Auth Rev Clay Lacy Aviation Facs John Wayne Arpt Orange Co Proj, AMT (b) (e)	6.00%	01/01/55	603,456

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Ctrs of the Centrl Coast Inc, Ser A	5.50%	12/01/45	$1,056,500
635,000	CA St Muni Fin Auth Rev Gateways Hosp And Mental Hlth Ctr, Ser A	5.00%	09/01/41	657,193
675,000	CA St Muni Fin Auth Rev Gateways Hosp And Mental Hlth Ctr, Ser A	5.00%	09/01/46	681,577
1,000,000	CA St Muni Fin Auth Rev Ref CA Baptist Univ, Ser A (b)	5.13%	11/01/40	1,048,467
525,000	CA St Muni Fin Auth Rev Ref CA Baptist Univ, Ser A (b)	5.38%	11/01/45	541,854
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	203,134
1,345,000	CA St Muni Fin Auth Rev Ref Eskaton Properties Incorporated Oblig Grp	5.00%	11/15/40	1,430,620
380,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	380,421
800,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	800,068
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	501,172
600,000	CA St Muni Fin Auth Rev Ref S Central Los Angeles Regl Ctr Proj	5.00%	12/01/40	664,040
250,000	CA St Muni Fin Auth Rev Sfmta Potrero Yard Modernization Proj, Ser A	5.00%	09/01/45	268,493
500,000	CA St Muni Fin Auth Rev Sfmta Potrero Yard Modernization Proj, Ser A	5.50%	09/01/56	537,608
1,015,000	CA St Muni Fin Auth Rev St Ignatius Clg Prep, Ser A	5.00%	09/01/44	1,091,596
435,000	CA St Muni Fin Auth Sch Fac Rev St Mary’s Sch Aliso Viejo, Ser A (b)	5.75%	05/01/54	437,472
385,000	CA St Muni Fin Auth Sch Fac Rev Temps St Mary’s Sch Aliso Viejo, Ser B	4.65%	05/01/30	393,020
2,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Draw Down Wst Mgmt Proj Remk, Ser B, AMT (Mandatory put 06/01/26)	3.85%	11/01/41	1,999,632
1,250,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Remk, Ser A, AMT (Mandatory put 12/01/26)	3.45%	12/01/44	1,253,145
1,550,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,559,575
600,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.50%	09/01/43	634,215
550,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	576,987
400,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/39	417,398
750,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/44	769,555
1,250,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/49	1,262,426
500,000	CA St Muni Fin Auth Stdt Hsg Rev CHF Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/39	513,770
350,000	CA St Muni Fin Auth Stdt Hsg Rev CHF Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	359,038
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 08/17/26) (b)	2.88%	07/01/43	1,497,687
1,000,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	11/21/45	1,000,273
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (b)	5.00%	07/01/36	1,614,308
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,035
1,110,000	CA St Pub Wks Brd Lease Rev Various Capital Projs, Ser D	5.00%	11/01/46	1,167,786
250,000	CA St Sch Fin Auth Chrt Sch Rev Ref Alliance for Clg Ready Pub Schs Proj (b)	5.00%	07/01/39	266,019
1,000,000	CA St Sch Fin Auth Chrt Sch Rev Ref Alliance for Clg Ready Pub Schs Proj (b)	5.00%	07/01/49	1,010,450

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$700,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (b)	5.00%	10/01/32	$730,386
600,000	CA St Sch Fin Auth Chrt Sch Rev Sustainable Bonds Ref Camino Nuevo Chrt Acdmy, Ser A (b)	5.00%	06/01/43	601,715
650,000	CA St Sch Fin Auth Eductnl Facs Rev Ref New Designs Chrt Sch, Ser A (b)	5.00%	06/01/54	610,908
1,000,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 2	5.00%	09/01/44	1,033,764
245,000	CA St Stwd Cmntys Dev Auth Stwd Rev Ref Stwd Cmnty Infra Prog, Ser R-1, AG	5.00%	09/02/44	266,676
140,000	CA St Stwd Cmntys Dev Auth Stwd Rev Ref Stwd Cmnty Infra Prog, Ser R-1, AG	5.00%	09/02/45	151,031
860,000	CA St Stwd Cmntys Dev Auth Stwd Rev, Ser C-2	5.00%	09/02/46	887,269
1,000,000	CA St Univ Rev Ref, Ser A	5.00%	11/01/43	1,119,936
770,000	CA St Unrefunded	5.00%	12/01/43	818,672
250,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/30	250,307
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	309,088
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/32	253,307
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/41	501,594
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	101,496
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	50,252
1,075,000	CA Stwd Cmntys Dev Auth Rev Ref John Muir Hlth, Ser A	5.25%	12/01/44	1,187,492
385,000	CA Stwd Cmntys Dev Auth Rev Var Adventist Hlth Sys W Remk, Ser 2007-A (Mandatory put 03/01/27)	5.00%	03/01/37	387,274
1,665,000	Centrl Vly CA Energy Auth Cmdy Sply Rev	5.00%	08/01/34	1,772,197
2,000,000	Centrl Vly CA Energy Auth Cmdy Sply Rev Var (Mandatory put 08/01/35)	5.00%	12/01/55	2,135,429
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	465,250
815,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/41	902,883
500,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/43	544,884
500,000	Corona CA Cmnty Facs Dist Spl Tax Bedford Impt Area No 2	5.00%	09/01/39	533,986
1,500,000	Corona Norco CA Unif Sch Dist Election of 2014, Ser D	5.00%	08/01/46	1,628,467
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	1,649,025
1,000,000	E Bay CA Muni Util Dist Wtr Sys Rev Ref, Ser B	5.00%	06/01/43	1,123,710
1,450,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	4.00%	09/01/50	1,244,043
175,000	Estrn CA Muni Wtr Dist Cmnty Facs Dist Spl Tax Cmnty Facs Dist #2018-80 Willow Springs	5.00%	09/01/34	187,932
175,000	Estrn CA Muni Wtr Dist Cmnty Facs Dist Spl Tax Cmnty Facs Dist #2018-80 Willow Springs	5.00%	09/01/35	186,488
400,000	Estrn CA Muni Wtr Dist Cmnty Facs Dist Spl Tax Cmnty Facs Dist #2018-80 Willow Springs	5.00%	09/01/40	421,552
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	5.00%	09/01/32	356,744
1,500,000	Fontana CA Pub Fin Auth Lease Rev Ref, Ser A	5.00%	11/01/50	1,588,767
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	158,547
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	503,311

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,790,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/39	$1,896,068
600,000	Fontana CA Spl Tax Cmnty Facs Dt #111	5.00%	09/01/39	634,687
300,000	Fontana CA Spl Tax Cmnty Facs Dt #111	5.00%	09/01/48	304,287
1,000,000	Fontana CA Spl Tax The Gardens Phase One	5.00%	09/01/39	1,057,812
2,000,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Pub Safety Projs, Ser A, AG	5.25%	04/01/50	2,132,813
1,000,000	Garden Grove CA Pub Fing Auth Lease Rev, Ser A, BAM	5.00%	04/01/43	1,102,562
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity 06/01/28)	5.00%	06/01/34	789,201
1,000,000	Imperial CA Cmnty Clg Dist Election of 2022, Ser A, AG	5.25%	08/01/53	1,057,107
575,000	Indio CA Elec Fing Auth Elec Rev	5.25%	01/01/41	640,732
570,000	Inglewood CA Jt Pwrs Auth Lease Rev Inglewood Main Library Renovation and Seismic Retrofit Proj, BAM	5.00%	08/01/43	629,222
1,265,000	Inglewood CA Jt Pwrs Auth Lease Rev Inglewood Main Library Renovation and Seismic Retrofit Proj, BAM	5.25%	08/01/50	1,348,192
775,000	Irvine CA Spl Tax Ref Cmnty Facs Dist #2013-3 Great Park Impt Area#1, BAM	5.00%	09/01/44	849,640
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	152,794
2,000,000	Irvine Ranch CA Wtr Dist Var Impt Dist Cons, Ser B (a)	3.00%	10/01/41	2,000,000
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/39	1,118,550
245,000	Lake Elsinore CA Unif Sch Dist Cmnty Facs Dist Cmnty Facs Dt No 2017-2	5.00%	09/01/39	259,295
1,250,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cfd #2019-1-Mountain House Sch Facs	5.00%	09/01/46	1,275,338
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/33	25,247
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/34	25,118
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/40	194,972
1,000,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.00%	11/15/35	1,101,691
1,000,000	Long Beach CA Cmnty Clg Dist, Ser E	5.00%	08/01/48	1,075,097
1,010,000	Long Beach CA Marina Rev Ref Alamitos Bay Marina Proj	5.00%	05/15/40	1,119,019
500,000	Long Beach CA Marina Rev Ref Alamitos Bay Marina Proj	5.00%	05/15/41	548,939
50,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	55,162
605,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/35	651,109
1,125,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Subord Bonds Sustainable Bonds, Ser D	5.00%	05/15/42	1,266,597
500,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	540,466
1,100,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	1,200,926
690,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	741,962
1,000,000	Los Angeles CA Unif Sch Dist Election 2008, Ser B-1, AG	5.25%	07/01/42	1,032,430
650,000	Los Angeles Cnty CA Dev Auth Mf Hsg Rev Var W LA VA Bldg 156 & 157 Apts, Ser C (Mandatory put 12/01/26)	3.75%	12/01/46	650,237
450,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/41	499,865
940,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/43	1,029,804

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/44	$542,897
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	101,842
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	255,338
600,000	Menifee CA Spl Tax Quartz Ranch Cmnty Facs Dist No 2022- 1, Ser A	5.00%	09/01/43	624,428
700,000	Menifee CA Spl Tax Quartz Ranch Cmnty Facs Dist No 2022- 1, Ser A	5.00%	09/01/48	712,462
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	253,343
1,500,000	Menifee CA Union Sch Dist, Ser C, AG	3.00%	08/01/40	1,327,866
1,000,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	1,059,022
530,000	Modesto CA Elem Sch Dist Stanislaus Cnty Election of 2018 Measure D, Ser C	5.00%	08/01/41	577,949
500,000	Modesto CA High Sch Dist Stanislaus Cnty Election Bonds of 2022, Ser B	5.00%	08/01/40	572,045
700,000	Modesto CA High Sch Dist Stanislaus Cnty Election Bonds of 2022, Ser B	5.00%	08/01/41	795,294
750,000	Modesto CA High Sch Dist Stanislaus Cnty Election Bonds of 2022, Ser B	5.00%	08/01/42	844,347
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (Pre- refunded maturity 10/01/28) (b)	5.00%	10/01/42	211,798
500,000	Mountain House Cmnty Facs Dist CA Spl Tax Cmnty Facs Dt #2024-1 Impt Area #1	5.00%	09/01/40	517,698
800,000	Mountain House Cmnty Facs Dist CA Spl Tax Cmnty Facs Dt #2024-1 Impt Area #1	5.00%	09/01/45	813,119
500,000	Mountain House Cmnty Facs Dist CA Spl Tax Cmnty Facs Dt #2024-1 Impt Area #3 Pub Fac and Svcs	5.00%	09/01/41	518,727
1,000,000	Oakdale CA Jt Unif Sch Dist Election of 2024, Ser A	5.00%	08/01/43	1,106,379
1,375,000	Oakdale CA Jt Unif Sch Dist Election of 2024, Ser A	5.00%	08/01/44	1,508,380
100,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/34	100,075
65,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/35	64,583
275,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/39	261,557
500,000	Ontario CA Spl TX Countryside Phase 2 S Facs	5.00%	09/01/39	526,387
800,000	Ontario Pub Fing Auth Lease Rev, Ser A	5.00%	11/01/41	910,761
610,000	Orange Ctr CA Sch Dist Election of 2022, Ser A, AG	5.25%	08/01/48	636,933
1,000,000	Oxnard CA Sch Dist Election of 2022, Ser A, BAM	5.00%	08/01/42	1,092,187
925,000	Pittsburg CA Unif Sch Dist Ref	3.00%	08/01/40	814,502
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	217,130
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	227,432
525,000	Ripon CA Redev Agy Successor Agy Tax Allocation Ref, BAM	4.00%	11/01/31	547,958
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	507,082
1,500,000	Riverside CA Swr Rev Ref, Ser A	5.00%	08/01/40	1,716,135
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	529,853
375,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/39	392,762
750,000	Riverside CA Wtr Rev, Ser A	5.00%	10/01/47	792,811
1,000,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref Sr Lien Rctc 91 Express Lanes, Ser B-1	4.00%	06/01/41	1,014,638
400,000	Romoland CA Sch Dist Spl Tax Underwood Impt Area No 2 Special Tax Bonds	5.00%	09/01/43	416,285

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$930,000	Roseville CA Spl Tax Amoruso Ranch Cmnty Facs Dist #1 Impt Area #1	5.00%	09/01/39	$974,421
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/32	191,380
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/33	165,449
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/34	171,155
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/35	150,585
1,000,000	S Wstrn CA Cmnty Clg Dist Election of 2024, Ser A	5.25%	08/01/46	1,101,643
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (b)	5.00%	09/01/32	202,549
1,000,000	Sacramento Cnty CA Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/01/37	1,025,909
1,120,000	Sacramento Cnty CA Arpt Sys Rev, Ser A, AMT	5.00%	07/01/33	1,240,070
775,000	Sacramento Cnty CA Arpt Sys Rev, Ser A, AMT	5.25%	07/01/41	855,506
1,355,000	San Clemente CA Spl Tax Ref Cmnty Facs Dist #2006-1 Marblehead Coastal, BAM	5.00%	09/01/41	1,525,710
500,000	San Diego CA Pub Facs Fing Auth Swr Rev Subord, Ser A	5.00%	05/15/47	529,261
1,500,000	San Diego CA Unif Sch Dist Sustainable Bond, Ser F2	5.00%	07/01/42	1,632,199
130,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/39	137,394
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/34	1,079,365
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/33	85,684
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser 2020A, AMT	5.00%	05/01/37	147,519
3,040,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/49	3,043,975
500,000	San Francisco CA City & Cnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs and Svcs, Ser A (b)	4.00%	09/01/46	437,885
1,000,000	San Francisco CA City & Cnty Pub Utils Commn Wtr Rev Reg and Loc Wtr Subord, Ser A	5.25%	11/01/48	1,082,392
1,250,000	San Francisco City & Cnty CA Redev Agy Successor Agy Cmnty Ref Cmnty Facs Dist #6 Mission Bay S Pub Impts, AG	5.25%	08/01/40	1,411,263
1,350,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Transbay Infra Projs Third Lien, Ser B, AG	5.00%	08/01/48	1,428,922
935,000	San Francisco City & Cnty CA, Ser B	2.00%	06/15/29	895,997
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev CABS Ref, Ser A, NATL-RE	(f)	01/15/29	160,825
1,000,000	San Joaquin Vly Clean Energy Auth CA Clean Energy Rev Var Sustainable Bonds Clean Energy Proj, Ser A (Mandatory put 07/01/35)	5.50%	01/01/56	1,101,781
1,000,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	1,119,897
1,000,000	San Luis Obispo Pub Fing Auth Lease Rev Ref Cultural Arts Dist Parking Proj	5.00%	12/01/48	1,063,543
1,000,000	Santa Ana CA Pub Fing Auth Wtr Rev Ref	5.00%	09/01/42	1,111,176
1,000,000	Santa Barbara CA Fin Auth Lease Rev Pub Safety and Park Projs	4.00%	05/15/42	1,014,928
1,590,000	Santa Clara CA Wstwtr Rev Sustainable Bonds, COPS	4.25%	02/01/41	1,664,200
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/40	553,627
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/41	551,454
1,075,000	Santa Fe Springs CA Pub Fin Auth Spl Parcel Tax Rev Santa Fe Springs Road Impts, AG	5.00%	06/01/40	1,199,314

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,100,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	$1,189,854
1,000,000	Santa Rosa CA High Sch Dist, Ser B	5.00%	08/01/45	1,085,841
2,250,000	Stockton E CA Wtr Dist Sustainable Bonds, Ser A, BAM, COPS	5.00%	03/01/50	2,354,573
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	153,619
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	515,601
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	257,587
1,250,000	Univ of CA CA Rev, Ser CC	5.00%	05/15/53	1,325,232
1,000,000	Univ of CA CA Rev, Ser CD	5.50%	05/15/40	1,178,698
500,000	Univ of CA Rev Var Ref Gen Remk, Ser AL-3 (a)	3.00%	05/15/48	500,000
365,000	Vacaville CA Spl Tax Lower Lagoon Vly Impt Area No 1, Ser A	5.00%	09/01/40	376,364
330,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/38	347,620
500,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/43	517,381
275,000	Wildomar CA Spl Tax Cmnty Fac Dist No.2023-1(Avalino)	5.00%	09/01/41	288,553
325,000	Wildomar CA Spl Tax Cmnty Fac Dist No.2023-1(Avalino)	5.00%	09/01/46	333,563
700,000	Windsor CA Jt Pwrs Fing Auth Sustainable Bonds, AG	5.00%	11/01/45	769,729
				194,081,671
	Connecticut — 0.2%
490,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.38%	10/01/45	517,923
	Florida — 0.1%
210,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	212,417
	Guam — 1.5%
500,000	Guam Govt Busn Privilege Tax Rev Ref, Ser G	5.00%	01/01/31	534,079
500,000	Guam Govt Busn Privilege Tax Rev Ref, Ser G	5.25%	01/01/38	546,057
1,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.25%	07/01/42	1,074,555
280,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	284,374
210,000	Guam Pwr Auth Rev Ref, Ser A	5.00%	10/01/41	221,375
325,000	Guam Pwr Auth Rev Ref, Ser A	5.00%	10/01/42	342,054
				3,002,494
	Louisiana — 0.4%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2008 (Mandatory put 06/01/30) (b)	6.10%	06/01/38	824,874
	Puerto Rico — 1.2%
1,100,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	1,099,365
1,000,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.75%	01/01/45	1,114,739
263,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	260,676
				2,474,780
	Utah — 0.2%
500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	416,687

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin — 0.1%
$250,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/45	$257,131

	Total Investments — 98.6%			201,787,977
	(Cost $198,875,760)
	Net Other Assets and Liabilities — 1.4%			2,810,986
	Net Assets — 100.0%			$204,598,963

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $21,125,507 or 10.3%
of net assets.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date.
(f)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$201,787,977	$—	$201,787,977	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Restricted Securities
As of April 30, 2026, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$100.06	$250,000	$250,150	0.12%

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.6%
	American Samoa — 0.7%
$250,000	American Samoa AS Econ Dev Auth Gen Rev Ref, Ser A (a)	5.00%	09/01/35	$260,923
	Florida — 1.8%
265,000	Lake Emma Cmnty Dev Dist FL Spl Assmnt Assmnt Area One	3.50%	06/15/41	227,596
345,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	353,737
105,000	Shingle Creek at Bronson CDD FL Spl Assmnt	3.50%	06/15/41	96,218
				677,551
	Guam — 0.7%
250,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.25%	07/01/39	274,343
	New Jersey — 0.9%
300,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/45	321,316
	New York — 90.2%
500,000	Albany NY Capital Res Corp Ref Albany Med Ctr Hosp Proj, Ser A	5.25%	05/01/50	528,755
275,000	Battery Park City NY Auth Sr Sustainable Bond, Ser A	5.00%	11/01/44	299,189
500,000	Battery Park City NY Auth Sr Sustainable Bond, Ser A	5.00%	11/01/53	519,620
300,000	Brewster NY Centrl Sch Dist	3.00%	10/01/26	299,887
560,000	Brookhaven NY Loc Dev Corp Rev Ref Long Island Cmnty Hosp Proj, Ser A	5.00%	10/01/50	568,768
300,000	Buffalo NY Muni Wtr Fin Auth, Ser A, BAM	5.00%	07/01/41	334,721
365,000	Buffalo NY Swr Auth, Ser A	5.00%	06/15/43	397,194
550,000	Build NYC Res Corp NY Rev Renaissance Chrt Sch 2 Proj, Ser A	5.25%	06/15/45	552,195
300,000	Build NYC Res Corp NY Rev S Bronx Classical Chrt Sch V Proj, Ser A	5.25%	06/15/51	301,441
300,000	Build NYC Res Corp NY Rev Success Acdmy Chrt Schs Proj	4.00%	09/01/43	286,424
300,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	311,789
275,000	Carmel NY	4.00%	09/15/45	276,069
300,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	304,734
248,972	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	267,158
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	252,073
270,000	Dutchess Cnty NY Loc Dev Corp Rev Ref The Culinary Institute of America Proj	5.25%	07/01/43	285,165
440,000	Erie Cnty NY Buffalo Bills Stadium Proj, Ser B	5.25%	09/15/42	496,893
205,000	Franklin Cnty NY Sol Wst Mgmt Auth, AMT	5.00%	06/01/43	210,593
395,000	Fulton NY City Sch Dist, BANS	4.25%	07/10/26	396,087
725,000	Genesee Cnty NY Funding Corp Rochester Regl Hlth Energy Proj, Ser A	5.00%	12/01/44	746,191
665,000	Hempstead Town NY Loc Dev Corp Rev Adelphi Univ Proj, Ser A	5.00%	10/01/45	686,884
335,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/36	338,015
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	253,325
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/42	252,876
685,000	Lackawanna NY	5.00%	11/01/37	800,991
300,000	Long Beach NY, Ser B, BAM	5.25%	07/15/32	327,771
250,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/49	261,466
350,000	Long Island NY Pwr Auth Elec Sys Rev Sustainable Bond, Ser E	5.00%	09/01/48	365,615
250,000	Met Transprtn Auth NY Rev Ref Sustainable Bonds, Ser B	5.00%	11/15/43	266,536
300,000	Met Transprtn Auth NY Rev Sustainable Bond Ref, Ser A	5.50%	11/15/47	320,616
300,000	Met Transprtn Auth NY Rev Var Ref Remk, Ser D-2002D-2A-1 (b)	3.35%	11/01/32	300,000

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$300,000	Monroe Cnty NY Indl Dev Agy Mf Hsg Rev Var Andrews Terrace Cmnty Partners LP Proj B-1 (Mandatory put 07/01/27)	5.00%	07/01/28	$306,748
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.00%	06/01/44	264,991
250,000	Monroe Cnty NY Indl Dev Corp Rev Univ of Rochester Proj, Ser A	5.00%	07/01/53	259,502
300,000	N Babylon NY Union Free Sch Dist	3.00%	07/01/35	289,529
550,000	Nassau Cnty NY Indl Dev Agy Var Ref & Impt Cold Spring Rmkt (b)	3.15%	01/01/34	550,000
250,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Bond, Ser A-1	3.95%	05/01/35	253,070
395,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Bond, Ser B-1	4.75%	11/01/40	412,458
250,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Bond, Ser D	4.20%	11/01/41	246,855
250,000	New York City NY Indl Dev Agy Rev Ref Queens Baseball Stadium Proj, Ser A, AG	3.00%	01/01/37	233,157
265,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Ser AA	4.00%	06/15/40	262,827
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Fiscal 2026, Ser AA-2	5.00%	06/15/44	272,955
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Var 2nd Gen Resolution, Subser BB-1 (b)	3.45%	06/15/44	250,000
305,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref, Ser AA-3	5.00%	06/15/47	319,642
360,000	New York City NY Transitional Fin Auth Rev Ref Subord, Ser D-1	5.00%	11/01/40	395,569
250,000	New York City NY Transitional Fin Auth Rev Subord, Ser B-1	4.00%	08/01/39	252,074
250,000	New York City NY Transitional Fin Auth Rev Subord, Subser F-3	3.00%	02/01/39	219,229
250,000	New York City NY Trust For Cultural Res Ref American Museum of Nat History, Ser A	5.00%	07/15/54	260,214
250,000	NY Energy Fin Dev Corp Var (Mandatory put 12/01/33)	5.00%	07/01/56	257,578
250,000	NY NY Fiscal 2021, Ser C	4.00%	08/01/41	246,029
275,000	NY NY Fiscal 2025 Multi Modal, Ser E	5.00%	08/01/41	301,261
640,000	NY St Convention Ctr Dev Corp Rev Sr Lien Hotel Unit Fee Secured, Ser A	5.00%	11/15/46	641,600
500,000	NY St Dorm Auth Revs Non St Supported Debt Iona Clg, Ser A	5.00%	07/01/46	503,858
250,000	NY St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr, Ser 1	5.25%	07/01/54	266,494
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	310,168
500,000	NY St Dorm Auth Revs Non St Supported Debt Orchard Park CCRC Inc Obligated Grp	5.13%	11/15/50	503,248
250,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	250,542
440,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/34	496,503
355,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	383,214
250,000	NY St Dorm Auth Revs Non St Supported Debt Roswell Park Cancer Institute Obligated Grp, Ser A-1, AG	5.00%	07/01/39	277,952
250,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp, AG	5.25%	10/01/43	270,563
290,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A-Grp 3	3.00%	03/15/38	263,457
250,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser C	5.25%	03/15/47	268,498

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$250,000	NY St Energy Rsrch & Dev Auth Poll Cntrl Rev Ref NY Elec & Gas Remk, Ser C	4.00%	04/01/34	$256,052
500,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Draw Down Casella Wst Sys Inc Proj R-1 Remk, AMT (Mandatory put 09/03/30) (a)	4.25%	09/01/50	507,297
250,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Draw Down Casella Wst Sys Inc Proj, Ser R-2, AMT (Mandatory put 09/03/30) (a)	5.13%	09/01/50	263,008
300,000	NY St Envrnmntl Facs Corp St Clean Wtr & Drinking Wtr Ref NYC Muni Wtr Fin Auth Projs Subord Srf Bond, Ser C	5.00%	06/15/44	330,229
250,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	251,444
255,000	NY St Hsg Fin Agy Affordable Hsg, Ser B	3.20%	11/01/36	241,143
300,000	NY St Mtge Agy Homeowner Mtge Rev Sustainable Bonds, Ser 266	4.55%	10/01/45	297,531
750,000	NY St Pwr Auth Green Trans Proj Rev Sustainable Bonds Sustainable Trans Proj, Ser A, AG	5.00%	11/15/48	791,255
300,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Ref Jr, Ser A	5.00%	01/01/46	321,392
305,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	286,646
360,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	365,861
400,000	NY St Transprtn Dev Corp Spl Fac Rev LaGuardia Arpt Terminal C&D Redev Proj, AMT	5.63%	04/01/40	423,771
250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	249,638
250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	261,349
250,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal One Proj, AMT	6.00%	06/30/42	278,935
435,000	NY St Transprtn Dev Corp Spl Fac Rev Terminal 4 JFK Intl Arpt Proj, AMT	5.00%	12/01/30	465,421
280,000	NY St Urban Dev Corp Sales Tax Rev, Ser A	5.00%	03/15/45	301,112
75,000	Onondaga Cnty NY	3.00%	04/15/36	72,829
250,000	Oyster Bay NY, Ser A, AG	2.00%	03/01/35	211,337
305,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/40	331,705
300,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/44	319,347
280,000	Port Auth of NY & NJ NY Ref, Ser 251	5.00%	08/15/46	301,586
1,000,000	Rensselaer Cnty NY Capital Res Corp Energy Performance Van Rensselaer Manor Nursing Home Proj	5.25%	04/01/45	1,087,935
250,000	Rockland Cnty NY Sol Wst Mgmt Auth Animal Shelter Proj, Ser A	6.25%	12/15/49	281,678
500,000	Suffolk Regl Off-Track Betting Corp NY Rev	6.00%	12/01/53	511,352
250,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	245,809
285,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax Ref MTA Bridges & Tunnels, Ser A	5.00%	05/15/47	296,185
250,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.00%	11/15/42	267,777
250,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.50%	11/15/57	264,134
100,000	Util Debt Securitization Auth NY Ref Sustainable Bonds, Ser TE-1	5.00%	12/15/46	108,100
315,000	Util Debt Securitization Auth NY Ref TE, Ser 1	5.00%	12/15/41	352,668
255,000	Waterloo NY Centrl Sch Dist, BANS	3.75%	07/30/26	255,640
250,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AG	5.75%	11/01/49	268,841

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$250,000	Yonkers NY, Ser A, AG	5.00%	02/01/44	$269,301
250,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	271,730
				33,708,864
	Puerto Rico — 2.9%
400,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	399,769
250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	278,847
400,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	396,465
				1,075,081
	South Dakota — 1.4%
500,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/50	501,997

	Total Investments — 98.6%			36,820,075
	(Cost $36,302,485)
	Net Other Assets and Liabilities — 1.4%			533,984
	Net Assets — 100.0%			$37,354,059

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $1,031,228 or 2.8% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$36,820,075	$—	$36,820,075	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Exchange-Traded Fund III
Additional Information
April 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.